Financial Instruments (Details Textual) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Disclosure of financial instruments [line items]
Description of interest rate risk	An increase of 5% or 10% in the value of the marketable shares could have an effect of NIS 222 million or NIS 443 million, respectively, on the pre-tax equity. In accordance with International Financial Reporting Standard No. 9, "Financial Instruments", which will be implemented commencing on January 1, 2018, changes in fair value, are to be carried to profit or loss.	An increase of 5% or 10% in the value of the marketable shares could have an effect of NIS 222 million or NIS 443 million, respectively, on the pre-tax equity. In accordance with International Financial Reporting Standard No. 9, "Financial Instruments", which will be implemented commencing on January 1, 2018, changes in fair value, are to be carried to profit or loss.
Carrying amount of investments	₪ 4,561		₪ 212
Exposure of resulting from investment in marketable shares	As of reporting date, the Group has an exposure of NIS 4,432 million resulting from an investment in marketable shares that is accounted for as an investment available for sale and measured at fair value. A decrease of 5% or 10% in the share price could have an effect of NIS 222 million or NIS 443 million, respectively, on the pre-tax equity. An increase of 5% or 10% in the value of the marketable shares could have an effect of NIS 222 million or NIS 443 million, respectively, on the pre-tax equity. In accordance with International Financial Reporting Standard No. 9, "Financial Instruments", which will be implemented commencing on January 1, 2018, changes in fair value, are to be carried to profit or loss.	As of reporting date, the Group has an exposure of NIS 4,432 million resulting from an investment in marketable shares that is accounted for as an investment available for sale and measured at fair value. A decrease of 5% or 10% in the share price could have an effect of NIS 222 million or NIS 443 million, respectively, on the pre-tax equity. An increase of 5% or 10% in the value of the marketable shares could have an effect of NIS 222 million or NIS 443 million, respectively, on the pre-tax equity. In accordance with International Financial Reporting Standard No. 9, "Financial Instruments", which will be implemented commencing on January 1, 2018, changes in fair value, are to be carried to profit or loss.
Description of liquidity risk credit periods	3 to 4 years	3 to 4 years
Working capital deficiency	₪ 600
Unused credit facilities	10,200
Equity component excluding non-controlling interests	12
Fair value of debentures total amount	₪ 3,700		10,700
Interest rate debt instruments	5.00%			5.00%
Financial derivatives | $				$ 250
Financial derivatives gain	₪ 65	$ 19
Financial derivatives gain includes receipts	78	$ 23
Liability	13			4
Cash and cash equivalents	954		₪ 1,520	$ 275	$ 457	₪ 2,125	₪ 650
Cash flows	(1,457)
Current maturities of fully redeemed debentures (series B and F)	₪ 321
Description of interest rate risk	As of the reporting date, 83.1% of the Group's liabilities (82.4% excluding interest rate swaps) bear fixed interest (as of December 31, 2016 - 85.9%, 83.7% excluding interest rate swaps).	As of the reporting date, 83.1% of the Group's liabilities (82.4% excluding interest rate swaps) bear fixed interest (as of December 31, 2016 - 85.9%, 83.7% excluding interest rate swaps).
Description of credit derivative fair value			An amount of less than NIS 1 million.
Discontinued Operations [Member]
Disclosure of financial instruments [line items]
Cash flows	₪ 170
CSA agreements [Member]
Disclosure of financial instruments [line items]
Cash flows	177
Brazilian Rial [Member]
Disclosure of financial instruments [line items]
Cash and cash equivalents	463
Swedish Krona [Member]
Disclosure of financial instruments [line items]
Loan to an associated company	340
NIS linked to Israeli CPI [Member]
Disclosure of financial instruments [line items]
Cross currency swap transactions	5,182		₪ 4,758
Non-linked NIS to foreign currency [Member]
Disclosure of financial instruments [line items]
Cross currency swap transactions	₪ 1,999		₪ 2,249